Cover	Oct. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2023
Entity File Number	333-145876
Entity Registrant Name	CANNONAU CORP.
Entity Central Index Key	0001410187
Entity Tax Identification Number	84-2870437
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	937 Old Seneca Turnpike Road
Entity Address, City or Town	Skaneateles
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	13252
City Area Code	(315)
Local Phone Number	558-3702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false